Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.93%
Communication services: 0.66%
Interactive media & services: 0.66%
Match Group Incorporated †	1,825,600	$ 75,744,144
Consumer discretionary: 10.58%
Auto components: 1.87%
Aptiv plc †	1,203,730	112,103,375
Lear Corporation	814,300	100,989,486
		213,092,861
Distributors: 3.26%
LKQ Corporation	6,955,700	371,503,937
Hotels, restaurants & leisure: 2.25%
The Wendy's Company	3,900,500	88,268,315
Yum China Holdings Incorporated	3,088,600	168,791,990
		257,060,305
Household durables: 3.20%
D.R. Horton Incorporated	3,655,300	325,833,442
Helen of Troy Limited	358,500	39,761,235
		365,594,677
Consumer staples: 7.68%
Beverages: 2.45%
Keurig Dr. Pepper Incorporated	7,843,469	279,698,105
Household products: 5.23%
Church & Dwight Company Incorporated	3,509,600	282,908,856
Reynolds Consumer Products Incorporated	10,477,700	314,121,446
		597,030,302
Energy: 6.50%
Energy equipment & services: 1.86%
Baker Hughes Company	3,784,500	111,756,285
NOV Incorporated	4,831,800	100,936,302
		212,692,587
Oil, gas & consumable fuels: 4.64%
Devon Energy Corporation	2,190,100	134,713,051
EOG Resources Incorporated	1,682,400	217,904,448
Valero Energy Corporation	1,393,100	176,728,666
		529,346,165
Financials: 16.52%
Banks: 3.34%
Fifth Third Bancorp	5,138,500	168,594,185
PacWest Bancorp	1,571,000	36,054,450
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corporation	6,242,600	$ 134,590,456
Zions Bancorporation	848,500	41,712,260
		380,951,351
Capital markets: 0.00%
Pershing Square Escrow Shares ♦†	7,483,000	0
Consumer finance: 1.28%
Discover Financial Services	1,498,900	146,637,387
Insurance: 9.82%
Arch Capital Group Limited †	6,061,900	380,566,082
Axis Capital Holdings Limited	873,600	47,322,912
Brown & Brown Incorporated	4,778,200	272,214,054
Loews Corporation	2,725,800	158,995,914
The Allstate Corporation	1,931,100	261,857,160
		1,120,956,122
Mortgage REITs: 2.08%
Annaly Capital Management Incorporated	11,238,549	236,908,613
Health care: 8.07%
Health care equipment & supplies: 5.38%
Alcon Incorporated	3,860,100	264,609,855
Teleflex Incorporated	592,900	148,005,627
Zimmer Biomet Holdings Incorporated	1,583,900	201,947,250
		614,562,732
Health care providers & services: 0.88%
Humana Incorporated	130,200	66,687,138
Universal Health Services Incorporated Class B	240,400	33,869,956
		100,557,094
Life sciences tools & services: 1.81%
Charles River Laboratories International Incorporated †	945,814	206,092,871
Industrials: 19.20%
Building products: 3.49%
Builders FirstSource Incorporated	1,703,900	110,549,032
Carlisle Companies Incorporated	1,223,900	288,412,035
		398,961,067
Commercial services & supplies: 3.15%
Republic Services Incorporated	2,786,100	359,379,039
Construction & engineering: 2.86%
APi Group Corporation †	4,711,716	88,627,378
MasTec Incorporated	2,784,700	237,618,451
		326,245,829
Machinery: 2.48%
Donaldson Company Incorporated	3,224,900	189,849,863
Gates Industrial Corporation plc †	8,126,532	92,723,730
		282,573,593
See accompanying notes to portfolio of investments

2  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Professional services: 3.87%
Dun & Bradstreet Holdings Incorporated	9,086,946	$ 111,405,958
Jacobs Solutions Incorporated	2,754,500	330,732,815
		442,138,773
Trading companies & distributors: 3.35%
AerCap Holdings NV †	6,562,900	382,748,335
Information technology: 8.21%
Communications equipment: 0.33%
Juniper Networks Incorporated	1,165,500	37,249,380
IT services: 5.03%
Amdocs Limited	3,955,900	359,591,310
Euronet Worldwide Incorporated †	2,279,100	215,101,458
		574,692,768
Semiconductors & semiconductor equipment: 0.63%
ON Semiconductor Corporation †	1,147,200	71,550,864
Software: 2.22%
NCR Corporation †	4,937,700	115,591,557
Synopsys Incorporated †	431,200	137,677,848
		253,269,405
Materials: 5.44%
Chemicals: 0.30%
Huntsman Corporation	1,264,900	34,759,452
Construction materials: 2.80%
Vulcan Materials Company	1,822,100	319,067,931
Containers & packaging: 0.76%
AptarGroup Incorporated	790,100	86,895,198
Metals & mining: 1.58%
Freeport-McMoRan Incorporated	4,747,000	180,386,000
Real estate: 5.92%
Equity REITs: 3.24%
Boston Properties Incorporated	2,325,700	157,170,806
Gaming and Leisure Properties Incorporated	4,072,900	212,157,361
		369,328,167
Real estate management & development: 2.68%
CBRE Group Incorporated Class A †	3,975,100	305,923,696
Utilities: 7.15%
Electric utilities: 5.16%
American Electric Power Company Incorporated	3,203,500	304,172,325
FirstEnergy Corporation	6,797,100	285,070,374
		589,242,699
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Water utilities: 1.99%
American Water Works Company Incorporated	1,491,900	$ 227,395,398
Total Common stocks (Cost $8,447,802,673)		10,950,236,847

	Expiration date
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Warrant Escrow Shares ♦†	7-24-2025	769,690	0
Total Warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 3.75%
Investment companies: 3.75%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	428,695,078	428,695,078
Total Short-term investments (Cost $428,695,078)				428,695,078
Total investments in securities (Cost $8,881,058,679)	99.68%			11,378,931,925
Other assets and liabilities, net	0.32			36,129,273
Total net assets	100.00%			$11,415,061,198

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$468,119,059	$652,020,568	$(691,444,549)	$0	$0	$428,695,078	428,695,078	$4,303,871
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	21,600,000	0	(21,600,000)	0	0	0	0	3,668#
				$0	$0	$428,695,078		$4,307,539

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

6  |  Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$75,744,144	$0	$0	$75,744,144
Consumer discretionary	1,207,251,780	0	0	1,207,251,780
Consumer staples	876,728,407	0	0	876,728,407
Energy	742,038,752	0	0	742,038,752
Financials	1,885,453,473	0	0	1,885,453,473
Health care	921,212,697	0	0	921,212,697
Industrials	2,192,046,636	0	0	2,192,046,636
Information technology	936,762,417	0	0	936,762,417
Materials	621,108,581	0	0	621,108,581
Real estate	675,251,863	0	0	675,251,863
Utilities	816,638,097	0	0	816,638,097
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	428,695,078	0	0	428,695,078
Total assets	$11,378,931,925	$0	$0	$11,378,931,925
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Special Mid Cap Value Fund  |  7

Notes to portfolio of investments—December 31, 2022 (unaudited)

For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Special Mid Cap Value Fund